Earnings (loss) per share	12 Months Ended
Sep. 30, 2023
Earnings per share [abstract]
Earnings (loss) per share [Text Block]

17. Earnings (loss) per share

The following table summarizes the calculation of the weighted average basic number of basic and diluted common shares to calculate the earnings (loss) per share as reported in the statements of net loss and comprehensive loss:

	Year ended	Year ended	Year ended
	September 30,	September 30,	September 30,
	2023	2022	2021
Issued common shares, beginning of year	773,225	699,511	589,518

Effect of shares issued from:

December 2022 U.S. IPO and Canadian Offering (Note 16)	2,607,632	-	-
Over-allotment Pre-Funded Warrants (Note 15)	160,836	-	-
July 2023 Private Placement (Note 16)	299,988	-	-
July 2023 Pre-Funded Warrants (Note 15)	181,011	-	-
Debt settlements	44,759	132	1,038
Conversion of stock units	11,817	3,703	31
Exercise of options	2,671	-	9,118
Exercise of warrants	336	10,593	4,383
Issuance of bonus shares (Note 12)	-	8,262	-
Private placements	-	4,571	21,810
Acquisition of Police Ordnance (Note 4(a))	-	3,144	-
Conversion of contingent shares (Note 4(a))	-	386	-
Asset acquisitions (Note 4(b))	-	-	6,027
Amended license agreement	-	-	626
Exercise of broker options	-	-	170
Weighted average number of basic common shares	4,082,275	730,302	632,721

Dilutive securities:
Stock options	-	-	-
Warrants	-	-	-
Weighted average number of dilutive common shares	4,082,275	730,302	632,721

At September 30, 2023, 2022 and 2021, all the stock options and warrants were anti-dilutive because we incurred a net loss for the periods.

As the $0.01 and $0.001 exercise price per Pre-Funded Warrant is non-substantive, the 199,000 Pre-Funded Warrants issued in the U.S. IPO and the 930,548 Pre-Funded Warrants issued in the July 2023 Private Placement are included in the basic net loss per share calculation.